NON-CASH TRANSACTIONS (Detail) (USD $)	1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Accrued Interest Added to Principal Balances of Original Notes		$ 838,601
Debt Conversion, Original Debt, Amount		10,811,500
Debt Conversion, Original Debt, Interest Amount		974,311
Adjustments to Additional Paid in Capital, Warrant Issued		405,602			649,734	120,218
Warrants Issued During Period, Value (in Dollars)			383,204
Debt Instrument, Convertible, Beneficial Conversion Feature			383,204	383,204	163,633	834,555
Stock Issued During Period, Shares, Settlement of Accounts Payable (in Shares)	1,500,000
Accounts Payable Settled In Noncash Transaction	612,500
Noncash or Part Noncash Acquisition, Other Assets Acquired	1,050,000
Deferred Offering Costs				24,219	66,500
Transfer from Inventory to Property and Equipment				339,802	550,105	173,870
Issued to Placement Agents and Subagents [Member]
Warrants Issued During Period, Value (in Dollars)		237,299
The 2011 Unit Offering Note [Member]
Adjustments to Additional Paid in Capital, Warrant Issued					163,633
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 163,633